Business segment information	12 Months Ended
Mar. 31, 2011
Business segment information

31. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used as a measure of the profitability of core banking operations in Japan, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses (excluding non-recurring expenses). Measurement by net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income (loss) before income tax expense (benefit) under U.S. GAAP.

Note 32 “Foreign activities” provides financial information relating to the MHFG Group’s operations by geographic area.

MHFG manages its business portfolio through the three Global Groups: the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group. The Global Corporate Group consists primarily of MHCB and MHSC, the Global Retail Group consists primarily of MHBK and MHIS, and the Global Asset & Wealth Management Group consists primarily of MHTB. Operating segments of MHCB and MHBK are aggregated within each entity based on customer characteristics and functions. Operating segments of MHCB are aggregated into three reportable segments, domestic, international, and trading and others. Operating segments of MHBK are also aggregated into three reportable segments, retail banking, corporate banking, and trading and others. In addition to the three Global Groups, subsidiaries that provide services to a wide range of customers and that do not belong to a specific Global Group are aggregated in Others.

The Global Corporate Group

MHCB

MHCB is the main operating company of the Global Corporate Group and provides banking and other financial services to large corporations, financial institutions, public sector entities, foreign corporations, including foreign subsidiaries of Japanese corporations, and foreign governmental entities.

(1) Domestic

This segment consists of the following three units of MHCB: corporate banking, global investment banking, and global transaction banking. This segment provides a variety of financial products and services to large corporations, financial institutions and public sector entities in Japan. The products and services it offers include commercial banking, advisory services, syndicated loan arrangements and structured finance.

(2) International

This segment mainly offers commercial banking and foreign exchange transaction services to foreign corporations, including foreign subsidiaries of Japanese corporations, through MHCB’s overseas network.

(3) Trading and others

This segment consists of the global markets unit, and the global asset management unit. This segment supports the domestic and international segments in offering derivatives and other risk hedging products to satisfy MHCB’s customers’ financial and business risk control requirements. It is also engaged in MHCB’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHCB.

(4) MHSC

MHSC is the securities arm of the Global Corporate Group and provides full-line securities services to corporations, financial institutions, public sector entities, and individuals. The former MHSC and Shinko merged to form the new MHSC in May 2009.

(5) Others

This segment consists of MHCB’s subsidiaries other than MHSC, but includes MHSC’s subsidiaries. These subsidiaries offer financial products and services in specific areas of business or countries mainly to customers of the Global Corporate Group.

The Global Retail Group

MHBK

MHBK is the main operating company of the Global Retail Group. MHBK provides banking and other financial services mainly to individuals, SMEs and middle-market corporations through its domestic branches and ATM network.

(6) Retail banking

This segment offers banking products and services, including housing and other personal loans, credit cards, deposits, investment products, and consulting services, to MHBK’s individual customers through its nationwide branches and ATM network, as well as telephone and Internet banking services.

(7) Corporate banking

This segment provides loans, syndicated loan arrangements, structured finance, advisory services, other banking services, and capital markets financing to SMEs, middle-market corporations, local governmental entities, and other public sector entities in Japan.

(8) Trading and others

This segment supports the retail banking and corporate banking segments in offering derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It is also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHBK.

(9) MHIS

MHIS offers securities services to individuals and corporate customers of the Global Retail Group and provides those corporate customers with support in procuring funds through capital markets.

(10) Others

This segment consists of MHBK’s subsidiaries other than MHIS. These subsidiaries, such as Mizuho Capital Co., Ltd. and Mizuho Business Financial Center Co., Ltd., offer financial products and services in specific areas of business to customers of the Global Retail Group.

The Global Asset & Wealth Management Group

(11) MHTB

MHTB is the main operating company of the Global Asset & Wealth Management Group and offers products and services related to trust, real estate, securitization and structured finance, pension and asset management, and stock transfers.

(12) Others

This segment includes companies other than MHTB that are a part of the Global Asset & Wealth Management Group. These companies include TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., LTD., which is an equity-method affiliate, and Mizuho Private Wealth Management Co., Ltd. They offer products and services related to trust and custody, asset management, and private banking.

(13) Others

This segment consists of MHFG and its subsidiaries that do not belong to a specific Global Group but provide their services to a wide range of customers. Under this segment, the MHFG Group offers non-banking services, including research and consulting services through Mizuho Research Institute Ltd., information technology-related services through Mizuho Information & Research Institute, Inc., and advisory services to financial institutions through Mizuho Financial Strategy Co., Ltd.

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2009	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	381.3	316.5	172.7	90.1	53.7	(9.7)	74.5	648.1	603.7	327.3	297.9	(21.5)	0.4	44.0	49.8	48.6	1.2	(10.3)	1,068.9
Net noninterest income (expenses)	343.2	211.7	102.5	40.4	68.8	78.0	53.5	252.2	224.0	25.2	144.4	54.4	30.9	(2.7)	127.1	81.5	45.6	15.6	738.1

Total	724.5	528.2	275.2	130.5	122.5	68.3	128.0	900.3	827.7	352.5	442.3	32.9	31.3	41.3	176.9	130.1	46.8	5.3	1,807.0
General and administrative expenses	381.4	246.9	92.0	66.0	88.9	59.5	75.0	615.9	571.1	235.7	234.2	101.2	44.0	0.8	132.0	91.3	40.7	(5.7)	1,123.6
Others	(35.4)	—	—	—	—	—	(35.4)	(13.8)	—	—	—	—	—	(13.8)	(3.2)	—	(3.2)	(8.4)	(60.8)

Net business profits (losses)	307.7	281.3	183.2	64.5	33.6	8.8	17.6	270.6	256.6	116.8	208.1	(68.3)	(12.7)	26.7	41.7	38.8	2.9	2.6	622.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	134.0	89.4	44.6	11.5	923.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	177.4	131.9	45.5	6.1	2,033.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	125.5	87.4	38.1	0.2	1,202.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4)MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2009, 2010 and 2011 presented above to Income (loss) before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2009	2010	2011
	(in billions of yen)
Net business profits	622.6	702.6	741.7

U.S. GAAP adjustments	(124.9)	144.1	(98.4)
(Provision) credit for loan losses	(567.4)	(222.1)	(0.6)
Net gains (losses) related to equity investments	(246.4)	34.1	2.2
Non-recurring personnel expense	(13.2)	(43.9)	(22.8)
Gains on disposal of premises and equipment	23.4	27.6	13.5
(Provision) credit for losses on off-balance-sheet instruments	(83.6)	24.1	(4.4)
Others—net (Note)	31.4	20.0	(19.8)

Income (loss) before income tax expense (benefit)	(358.1)	686.5	611.4

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income, a loss of ¥90.6 billion recorded in Other noninterest expenses and a loss of ¥8.2 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 “Derivative financial instruments” and Note 3 “Business combination” for further information.